Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]
Preferred stock, shares authorized	10,000,000	10,000,000	[1]
Preferred stock, shares issued			[1]
Preferred stock, share outstanding			[1]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]
Common stock, shares authorized	50,000,000	50,000,000	[1]
Common stock, shares issued	8,401,481	3,249,999	[1]
Common stock, shares outstanding	8,401,481	3,249,999	[1]
Unite Acquisition 1 Corp
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		10,000,000		10,000,000
Preferred stock, shares issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized		50,000,000		50,000,000
Common stock, shares issued		5,000,000		5,000,000
Common stock, shares outstanding		5,000,000		5,000,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.